Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The accounting and financial reporting policies of State Street Corporation conform to U.S. GAAP. State Street Corporation, the Parent Company, is a financial holding company headquartered in Boston, Massachusetts. Unless otherwise indicated or unless the context requires otherwise, all references in these notes to consolidated financial statements to “State Street,” “we,” “us,” “our” or similar references mean State Street Corporation and its subsidiaries on a consolidated basis, including our principal banking subsidiary, State Street Bank.
We have two lines of business:
Investment Servicing provides a suite of related products and services including: custody; product and participant level accounting; daily pricing and administration; master trust and master custody; depotbank services (a fund oversight role created by regulation); record-keeping; cash management; foreign exchange, brokerage and other trading services; securities finance; our enhanced custody product, which integrates principal securities lending and custody; deposit and short-term investment facilities; loans and lease financing; investment manager and alternative investment manager operations outsourcing; performance, risk and compliance analytics; and financial data management to support institutional investors. New products and services resulting from our acquisition of Charles River Development on October 1, 2018 include: portfolio modeling and construction, trade order management, investment risk and compliance and wealth management solutions.
Investment Management, through State Street Global Advisors, provides a broad range of investment management strategies and products for our clients. Our investment management strategies and products span the risk/reward spectrum, including core and enhanced indexing, multi-asset strategies, active quantitative and fundamental active capabilities and alternative investment strategies. Our AUM is currently primarily weighted to indexed strategies. In addition, we provide a breadth of services and solutions, including environmental, social and governance investing, defined benefit and defined contribution and OCIO. State Street Global Advisors is also a provider of ETFs, including the SPDR® ETF brand.
Consolidation
Our consolidated financial statements include the accounts of the Parent Company and its majority- and wholly-owned and otherwise controlled subsidiaries, including State Street Bank. All material inter-company transactions and balances have been eliminated. Certain previously reported amounts have been reclassified to conform to current-year presentation.
We consolidate subsidiaries in which we exercise control. Investments in unconsolidated subsidiaries, recorded in other assets, generally are accounted for under the equity method of accounting if we have the ability to exercise significant influence over the operations of the investee. For investments accounted for under the equity method, our share of income or loss is recorded in processing fees and other revenue in our consolidated statement of income. Investments not meeting the criteria for equity-method treatment are measured at fair value through earnings, except for investments where a fair market value is not readily available, which are accounted for under the cost method of accounting.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in the application of certain of our significant accounting policies that may materially affect the reported amounts of assets, liabilities, equity, revenue and expenses. As a result of unanticipated events or circumstances, actual results could differ from those estimates.
Foreign Currency Translation
The assets and liabilities of our operations with functional currencies other than the U.S. dollar are translated at month-end exchange rates, and revenue and expenses are translated at rates that approximate average monthly exchange rates. Gains or losses from the translation of the net assets of subsidiaries with functional currencies other than the U.S. dollar, net of related taxes, are recorded in AOCI, a component of shareholders’ equity.
Cash and Cash Equivalents
For purposes of the consolidated statement of cash flows, cash and cash equivalents are defined as cash and due from banks.
Interest-Bearing Deposits with Banks
Interest-bearing deposits with banks generally consist of highly liquid, short-term investments maintained at the Federal Reserve Bank and other non-U.S. central banks with original maturities at the time of purchase of one month or less.
Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements
Securities purchased under resale agreements and sold under repurchase agreements are treated as collateralized financing transactions, and are recorded in our consolidated statement of condition at the amounts at which the securities will be subsequently resold or repurchased, plus accrued interest. Our policy is to take possession or control of securities underlying resale agreements either directly or through agent banks, allowing borrowers the right of collateral substitution and/or short-notice termination. We revalue these securities daily to determine if additional collateral is necessary from the borrower to protect us against credit exposure. We can use these securities as collateral for repurchase agreements.
For securities sold under repurchase agreements collateralized by our investment securities portfolio, the dollar value of the securities remains in investment securities in our consolidated statement of condition. Where a master netting agreement exists or both parties are members of a common clearing organization, resale and repurchase agreements with the same counterparty or clearing house and maturity date are recorded on a net basis.
Fee and Net Interest Income
The majority of fees from investment servicing, investment management, securities finance, trading services and certain types of processing fees and other revenue are recorded in our consolidated statement of income based on the consideration specified in contracts with our customers, and excludes taxes collected from customers subsequently remitted to governmental authorities. We recognize revenue as the services are performed or at a point in time depending on the nature of the services provided. Payments made to third party service providers are generally recognized on a gross basis when we control those services and are deemed to be the principal. Additional information about revenue from contracts with customers is provided in Note 25.
Interest income on interest-earning assets and interest expense on interest-bearing liabilities are recorded in our consolidated statement of income as components of NII, and are generally based on the effective yield of the related financial asset or liability.
Other Significant Policies
The following table identifies our other significant accounting policies and the note and page where a detailed description of each policy can be found:

Fair Value	Note	2	Page
Investment Securities	Note	3	Page
Loans and Leases	Note	4	Page
Goodwill and Other Intangible Assets	Note	5	Page
Derivative Financial Instruments	Note	10	Page
Offsetting Arrangements	Note	11	Page
Contingencies	Note	13	Page
Variable Interest Entities	Note	14	Page
Regulatory Capital	Note	16	Page
Equity-Based Compensation	Note	18	Page
Income Taxes	Note	22	Page
Earnings Per Common Share	Note	23	Page
Revenue from Contracts with Customers	Note	25	Page

Acquisitions and Dispositions
On October 1, 2018, we acquired a 100% interest in Charles River Development, a provider of investment management front office tools and solutions, for an all cash purchase price of approximately $2.6 billion.
We accounted for this acquisition as a business combination and, in accordance with ASC Topic 805, Business Combinations, we have recorded assets acquired and liabilities assumed at their respective fair values as of the acquisition date.
A significant portion of the purchase price is allocated to goodwill and identifiable intangible assets. Goodwill of $1.5 billion, of which approximately $1.4 billion is expected to be deductible for tax purposes, is attributable to revenue and cost synergies expected to arise from enhanced platform services and efficiencies, revenue growth from future product and service offerings and new customers, together with certain intangible assets that do not qualify for separate recognition. Identifiable intangible assets of $1.0 billion arising from the acquisition are primarily related to technology and client relationships which are amortized on a straight line basis over a period of 10 and 18 years, respectively. We determined the estimated fair value of identifiable intangible assets acquired by applying the income approach. Additional information about goodwill and other intangible assets, including information by line of business is provided in Note 5.
The purchase price accounting reflected in the accompanying financial statements is provisional and is based upon estimates and assumptions that are subject to change within the measurement period (up to one year from the acquisition date pursuant to ASC 805). The measurement period remains open pending the completion of valuation procedures related to the acquired assets and assumed liabilities, primarily the identifiable intangible assets.
Our consolidated financial statements include the operating results for the acquired business from the date of acquisition, October 1, 2018. Charles River Development contributed approximately $121 million and $57 million in total revenue and total expenses, respectively, for the year ended December 31, 2018.
Pro forma results of operations for this acquisition have not been presented because the effects would not have been material to our consolidated revenues or net income.
Recent Accounting Developments

Relevant standards that were recently issued but not yet adopted as of December 31, 2018:
Standard	Description	Date of Adoption	Effects on the financial statements or other significant matters
ASU 2016-02, Leases (Topic 842) and relevant amendments
The standard represents a wholesale change to lease accounting and requires all leases, other than short-term leases, to be reported on balance sheet through recognition of a right-of-use asset and a corresponding liability for future lease obligations. The standard also requires extensive disclosures for assets, expenses, and cash flows associated with leases, as well as a maturity analysis of lease liabilities.
January 1, 2019
We have adopted the new standard as of January 1, 2019. Upon adoption of the standard, we recognized the required right-of-use assets of approximately $0.9 billion and lease liabilities of approximately $1.1 billion. This increase largely relates to the present value of future minimum lease payments due under existing operating leases of office space. No material changes are expected to the recognition of lease expenses in the Consolidated Statement of Income. We adopted the standard by applying the transition method whereby comparative periods will not be restated, and no material adjustment to retained earnings was required. For adoption we elected the standard’s package of three practical expedients, and (1) have not reassessed whether any expired or existing contracts are or contain leases, (2) have not reassessed the lease classification for any expired or existing leases, and (3) have not reassessed initial direct costs for any existing leases. In addition, we made an accounting policy election not to apply the recognition requirements to short-term leases, and have elected the practical expedient to not separate lease and nonlease components.

ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
The standard replaces the existing incurred loss impairment guidance and requires immediate recognition of expected credit losses for financial assets carried at amortized cost, including trade and other receivables, loans and commitments, held-to-maturity debt securities and other financial assets, held at the reporting date to be measured based on historical experience, current conditions and reasonable supportable forecasts. The standard also amends existing impairment guidance for available-for-sale securities, and credit losses will be recorded as an allowance versus a write-down of the amortized cost basis of the security and will allow for a reversal of impairment loss when the credit of the issuer improves. The guidance requires a cumulative effect of initial application to be recognized in retained earnings at the date of initial application.
January 1, 2020, early adoption permitted
We are continuing to assess the impact of the standard on our consolidated financial statements. We have established a steering committee to provide cross-functional governance over the project plan and key decisions, and are continuing to develop key accounting policies, assess existing credit loss models and processes against the new guidance and address data requirements and sources to ensure that the expected credit losses are calculated in accordance with the standard. We continue to develop and test new and modified credit loss models and based on our analysis to date, we expect the recognition of credit losses to accelerate under the new standard. We are continuing to assess the extent of the impact on the allowance for credit losses which will be impacted by our portfolio and the macroeconomic factors on the date of adoption. We plan to adopt the new guidance on January 1, 2020.

ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
The standard simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The ASU requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss.
		January 1, 2020, early adoption permitted	We are evaluating the impacts of early adoption, and will apply this standard prospectively upon adoption.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium amortization on Purchased Callable Debt Securities
The standard shortens the amortization period for certain purchased callable debt securities to the earliest call date. The standard does not impact debt securities which are held at a discount. The guidance requires a cumulative effect of initial application to be recognized in retained earnings at the beginning of the period of adoption.
		January 1, 2019	We have adopted the new standard as of January 1, 2019. No material adjustment to retained earnings was required.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard provides an election to reclassify the stranded tax effects resulting from the enactment of the Tax Cuts and Jobs Act of 2017, from accumulated other comprehensive income to retained earnings.
January 1, 2019
We have adopted the new standard as of January 1, 2019. Upon adoption of the standard we reclassified approximately $84 million of stranded tax effects from accumulated other comprehensive income to retained earnings.

Relevant standards that were recently issued but not yet adopted as of December 31, 2018 (continued):
Standard	Description	Date of Adoption	Effects on the financial statements or other significant matters
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	The standard eliminates, amends and adds disclosure requirements for fair value measurements.	January 1, 2020, early adoption permitted, including partial early adoption. Provisions that eliminate or amend disclosures can be early adopted without early adopting the new disclosure requirements.
We have elected to early adopt the provisions of the new standard that eliminate or amend disclosures as of December 31, 2018 and our disclosures were modified accordingly. The provisions of the new standard that add disclosures will be adopted upon the effective date of the standard.

ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)

This standard addresses accounting for fees paid by a customer for implementation, set-up and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e., a service contract. The new guidance aligns treatment for capitalization of implementation costs with guidance on internal-use software.
		January 1, 2020, early adoption permitted	We are currently evaluating the impact of the new standard and the early adoption provisions.

Relevant standards that were adopted during the year ended December 31, 2018:
We adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective January 1, 2018. The standard provides companies with a single model for recognizing revenue from contracts with customers. The core principle requires a company to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to in exchange for those goods or services. We used the modified retrospective method of transition, which requires the impact of applying the standard on prior periods to be reflected in opening retained earnings upon adoption. The adoption of the standard does not have a material impact on the timing of recognition of revenue in our consolidated statement of income, or our consolidated statement of condition, and therefore no adjustment has been made to retained earnings. However, due to the updated principal and agent guidance in the standard, certain costs we pay to third parties on behalf of our clients previously reported in our consolidated statement of income on a net basis, primarily against the related management fee revenue and foreign exchange trading services revenue, are now reported on a gross basis in expenses.
For the year ended December 31, 2018, both revenues and expenses increased by approximately $319 million, primarily due to the updated principal and agent guidance. The revenue impact was approximately $190 million in management fees, $58 million in foreign exchange trading services and $71 million across other revenue lines, and the expense impact was approximately $183 million in other expenses, $106 million in transaction processing and $30 million across other expense line items. Adoption of the standard had no impact on cash from or used in operating, financing, or investing activities in our consolidated statements of cash flows.
We adopted ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, effective October 1, 2018. The standard amends the hedge accounting model to better portray the economics of risk management activities in the financial statements and enhances the presentation of hedge results. The amendments also make targeted changes to simplify the application of hedge accounting in certain situations. The guidance permits a one-time reclassification of debt securities eligible to be hedged under the "last-of-layer" method from HTM to AFS upon adoption. In the fourth quarter of 2018, we elected to make a one-time transfer of qualifying securities with a total book value of approximately $1.2 billion. We have applied certain aspects of the updated standard to existing hedges as permitted by the ASU, however, the adoption did not have a material impact on our financial statements.
We adopted ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective January 1, 2018. Under the new standard, all equity securities will be measured at fair value through earnings with certain exceptions, including investments accounted for under the equity method of accounting or where the fair market value of an equity security is not readily available. Upon adoption of the standard on January 1, 2018, we reclassified approximately $397 million of money market funds and $46 million of equity securities classified as AFS to held at fair value through profit and loss in other assets. The cumulative-effect transition adjustment recognized in retained earnings on January 1, 2018, and the change in fair value recognized through profit and loss for the period ended December 31, 2018, were immaterial to the financial statements.

Change in Accounting Method
During the first quarter of 2019, we voluntarily changed our accounting method under the FASB ASC 323, Investments - Equity Method and Joint Ventures, for investments in low income housing tax credit (LIHTC) from the equity method of accounting to the proportional amortization method of accounting. While both methods of accounting are acceptable under U.S. GAAP, we believe the proportional method is preferable because it more fairly represents the economics of LIHTC investments, which are made primarily for the purpose of receiving tax credits and other tax benefits. In addition, this method aligns to the method typically used by the companies within our industry which have similar investments. In addition to the change in the timing of the recognition of income on LIHTC investments, amortization of the LIHTC investments is now recorded fully within the Income tax expense (benefit) line instead of the Processing fees and other line on the consolidated statements of operations.
This change in accounting method has been applied retrospectively to all prior periods presented herein, resulting in a reduction in the opening balance of Retained earnings as of January 1, 2017 of $26 million. In addition, the following presents the effect of the changes on the financial statement line items for prior periods presented:

Consolidated Statement of Condition Impact

	December 31, 2018			December 31, 2017
(Dollars in millions)	Originally Reported	Change in Accounting	Revised	Originally Reported	Change in Accounting	Revised
Assets:
Other assets	$34,434	$(30)	$34,404	$31,018	$(33)	$30,985
Total assets	244,626	(30)	244,596	238,425	(33)	238,392

Liabilities and stockholders' equity:
Accrued expenses and other liabilities	$24,209	$23	$24,232	$15,606	$14	$15,620
Retained earnings	20,606	(53)	20,553	18,856	(47)	18,809
Total liabilities and stockholders' equity	244,626	(30)	244,596	238,425	(33)	238,392

Consolidated Statement of Income Impact

(Dollars in millions, except per share amounts, or where otherwise noted)	2016 Reported	Change in Acctg	2016 Revised	2017 Reported	Change in Acctg	2017 Revised	2018 Reported	Change in Acctg	Other Adj	2018 Revised
Processing fees and other	90	84	174	247	96	343	289	102	47	438
Total fee revenue	8,116	84	8,200	8,905	96	9,001	9,305	102	47	9,454
Income tax expense (benefit)	(22)	89	67	722	117	839	400	108	—	508
Net income	$2,143	$(5)	$2,138	$2,177	$(21)	$2,156	$2,599	$(6)	$—	$2,593
Earnings per common share:
Basic	$5.03	$(0.02)	$5.01	$5.32	$(0.06)	$5.26	$6.48	$(0.02)	$—	$6.46
Diluted	4.97	(0.01)	4.96	5.24	(0.05)	5.19	6.40	(0.01)	—	6.39